Note 17 - CONCENTRATIONS OF RISKS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
CONCENTRATIONS OF RISKS

(a)             Concentrations of credit risk

                  Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, held-to-maturity securities, and accounts receivable.

                  The Company maintains cash and cash equivalents with various financial institutions. These financial institutions are located in Singapore, Thailand, Australia, Hong Kong and the People’s Republic of China. The Company’s policy is designed to limit its exposure to any one institution. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy.

                  Concentrations of credit risk with respect to accounts receivable are limited due to the large number of entities comprising the Company’s customer base. The Company carefully assesses the financial strength of its customers and generally does not require any collateral. At December 31, 2012, one Singapore subsidiary’s customer accounted for 10% of the Company’s accounts receivable. The Company’s exposure to credit risk arises from default of counterparty, with maximum exposure equal to the carrying amount of these financial instruments.

The Company is exposed to credit loss in the event of non-performance by counter parties on foreign exchange contracts, but the Company does not anticipate non-performance by any counter parties.

(b)            Concentrations of customers

No single customer accounted for more than 10% of the total revenue for the years ended December 31, 2010, 2011 and 2012.

(c)            Risk related to copper and supplier

Copper is the principal raw material used by the Company. The Company purchases copper at prices closely related to the prevailing international spot market prices on the London Metal Exchange for copper. The price of copper is influenced heavily by global supply and demand as well as speculative trading. Consequently, a change in the price of copper will have a direct effect on the Company’s cost of sales.

Substantially all of the Company’s copper rods are supplied by PEWC. In addition to copper rod, the Company purchases high voltage power cable from PEWC for distribution purposes.

(d)            Foreign exchange risk

         Changes in exchange rates influence the Company’s results of operations. The Company’s principal operations are located in Thailand, the PRC and Singapore and a substantial portion of its revenues are denominated in Thai Baht, U.S. Dollars or Singapore Dollars, whereas a substantial portion of the Company’s cost of sales are denominated in U.S. Dollars. Any devaluation of the Thai Baht or Singapore dollar against the US dollar would have an adverse impact on the operations of the Company.

(f)             Current vulnerability due to certain other concentrations

The Company conducts substantial business operations in the PRC. The results of operations and prospects may be adversely affected by significant economic, legal and other developments in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(g)            Concentration in the geographic area

The Company conducts substantial business operations in the Thailand, PRC, Singapore and Australia. See note 21 – Segment Financial Information for details.